Accrued liabilities and provisions - Legal proceedings not recognised (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($) item	Dec. 31, 2018 COP ($) item
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	947	993
Proceedings amount | $	$ 1,939,055	$ 1,882,649
Constitutional Action [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	14	13
Proceedings amount | $	$ 1,092,228	$ 1,075,965
Ordinary Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	160	149
Proceedings amount | $	$ 780,150	$ 701,080
Ordinary Labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	593	652
Proceedings amount | $	$ 49,055	$ 76,744
Ordinary Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	52	54
Proceedings amount | $	$ 16,269	$ 15,875
Arbitration [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	0	1
Proceedings amount | $	$ 0	$ 10,608
Special labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	13	14
Proceedings amount | $	$ 720	$ 1,056
Penal [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	1	1
Proceedings amount | $	$ 595	$ 0
Executive Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	1	2
Proceedings amount | $	$ 28	$ 40
Guardianship [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	112	105
Proceedings amount | $	$ 10	$ 0
Executive Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	1	2
Proceedings amount | $	$ 0	$ 1,281